Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,499,325.04
Previously Paid Amount	0
Total Fee Amount	17,469.56
Total Offset Amount	0
Net Fee	$ 17,469.56
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A